Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 30, 2026	Oct. 21, 2025	Sep. 29, 2025	Sep. 12, 2025	Aug. 18, 2025	May 30, 2025
Summary of Significant Accounting Policies [Line Items]
Cash	$ 2,068		$ 2,068		$ 878,254	$ 32,075	$ 878,254
Cash equivalents
Principal amount								$ 3,611,111
Due from everli	4,120,066		4,120,066			3,805,862
Interest income due from everli	157,970	$ 2,540	$ 314,204	$ 2,540		$ 555,862
Warrant to purchase common stock shares (in Shares)			5,000,000
Dilutive securities other contracts shares (in Shares)
Unrecognized tax benefits
Federal depository insurance coverage	$ 250,000		250,000			$ 250,000
Dilutive securities (in Shares)						0
Everli Global Inc [Member]
Summary of Significant Accounting Policies [Line Items]
Principal amount									$ 7,500,000	$ 3,250,000	$ 1,250,000	$ 1,000,000	$ 300,000
Interest bearing													17.50%
Amount for repayment													$ 5,000,000
Senior secured convertible loan, principal amount													$ 10,000,000
Original issue discount												10.00%
Bridge financing amount									10,000,000
Payment of invoices on behalf of everli			$ 3,250,000		0	$ 3,250,000
Outstanding balance						3,805,862
Accrued interest						$ 555,862
Everli Global Inc [Member] | Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Principal amount								$ 3,611,111
Everli Global Inc [Member]
Summary of Significant Accounting Policies [Line Items]
Debt instrument, face amount									7,500,000
Unamortized discount									$ 750,000
Loan interest bearing rate									17.50%
Working Capital Loan [Member]
Summary of Significant Accounting Policies [Line Items]
Conversion warrants (in Shares)			1,500,000
Class B Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock par value (in Dollars per share)	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock par value (in Dollars per share)	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Purchase of aggregate shares (in Shares)						5,000,000